UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $231,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    19680   309000 SH       SOLE                   309000
ARTHROCARE CORP                COM              043136100     4502   135000 SH       SOLE                   135000
BOISE INC                      COM              09746Y105     4422   691000 SH       SOLE                   691000
BOISE INC                      *W EXP 06/18/201 09746Y113     1223  1102100 SH       SOLE                  1102100
CAL MAINE FOODS INC            COM NEW          128030202     4940   148000 SH       SOLE                   148000
CENTURY ALUM CO                COM              156431108     5630    85000 SH       SOLE                    85000
CLEARWIRE CORP                 CL A             185385309     5258   355000 SH       SOLE                   355000
COGENT COMM GROUP INC          COM NEW          19239V302    14234   777400 SH       SOLE                   777400
COVANTA HLDG CORP              COM              22282E102    23953   871000 SH       SOLE                   871000
CREE INC                       COM              225447101     1118    40000 SH       SOLE                    40000
CROCS INC                      COM              227046109    10919   625000 SH       SOLE                   625000
EMCORE CORP                    COM              290846104     5386   935000 SH       SOLE                   935000
FUEL TECH INC                  COM              359523107       41     2000 SH       SOLE                     2000
GREAT LAKES DREDGE & DOCK CO   COM              390607109     7793  1507392 SH       SOLE                  1507392
HQ SUSTAINABLE MARITIM IND I   COM NEW          40426A208      551    47100 SH       SOLE                    47100
INTEROIL CORP                  COM              460951106      161     9800 SH       SOLE                     9800
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108    12034   494000 SH       SOLE                   494000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     6318   234000 SH       SOLE                   234000
LIFE PARTNERS HOLDINGS INC     COM              53215T106       87     4700 SH       SOLE                     4700
LOOPNET INC                    COM              543524300     5753   453000 SH       SOLE                   453000
MBIA INC                       COM              55262C100     2872   235000 SH       SOLE                   235000
MERCER INTL INC                COM              588056101     5792   830955 SH       SOLE                   830955
PHH CORP                       COM NEW          693320202     4793   275000 SH       SOLE                   275000
RENESOLA LTD                   SPONS ADS        75971T103     2840   250000 SH       SOLE                   250000
SOLERA HOLDINGS INC            COM              83421A104    26682  1095300 SH       SOLE                  1095300
TARGET CORP                    COM              87612E106    14545   287000 SH       SOLE                   287000
TERNIUM SA                     SPON ADR         880890108    13408   373700 SH       SOLE                   373700
TRANSDIGM GROUP INC            COM              893641100    26796   723245 SH       SOLE                   723245